Note 12 - Industry Segment Data - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer, Including Assessed Tax	$ 646,913	$ 444,600
Cost of Goods and Services Sold	15,363	9,115
Depreciation and amortization	3,824	3,291
Cost of Product and Service Sold	621,262	441,815
EARNINGS (LOSS) FROM OPERATIONS:	25,651	3,043
Fair value adjustment of contingent consideration	1,420	0
Gain on economic hedges of risk	3,412	7,598
Interest expense	(4,104)	(2,953)
Other income (expense)	(7)	5
TOTAL EARNINGS BEFORE INCOME TAXES	26,372	7,693
Gain (loss) on disposal of property, plant and equipment	0	258
Identifiable assets	336,810	226,822
Identifiable assets	336,810	226,822
Capital Expenditures	7,161	4,002
Material Sold Expense [Member]
Cost of Goods and Services Sold	518,696	365,648
Processing and Warehouse Expense [Member]
Cost of Goods and Services Sold	41,722	33,477
Delivery Expense [Member]
Cost of Goods and Services Sold	28,398	23,228
Commercial Expense [Member]
Cost of Goods and Services Sold	13,259	7,056
Operating Segments [Member]
Identifiable assets	330,350	221,682
Identifiable assets	330,350	221,682
Operating Segments [Member] | Flat-roll [Member]
Revenue from Contract with Customer, Including Assessed Tax	596,130	404,644
Depreciation and amortization	3,374	2,869
Cost of Product and Service Sold	560,478	390,703
EARNINGS (LOSS) FROM OPERATIONS:	35,652	13,719
Gain (loss) on disposal of property, plant and equipment		(222)
Identifiable assets	301,528	204,890
Identifiable assets	301,528	204,890
Capital Expenditures	6,150	3,823
Operating Segments [Member] | Flat-roll [Member] | Material Sold Expense [Member]
Cost of Goods and Services Sold	483,904	334,426
Operating Segments [Member] | Flat-roll [Member] | Processing and Warehouse Expense [Member]
Cost of Goods and Services Sold	33,066	24,544
Operating Segments [Member] | Flat-roll [Member] | Delivery Expense [Member]
Cost of Goods and Services Sold	27,712	22,563
Operating Segments [Member] | Flat-roll [Member] | Commercial Expense [Member]
Cost of Goods and Services Sold	12,422	6,301
Operating Segments [Member] | Tubular [Member]
Revenue from Contract with Customer, Including Assessed Tax	50,783	39,956
Depreciation and amortization	237	304
Cost of Product and Service Sold	45,208	41,879
EARNINGS (LOSS) FROM OPERATIONS:	5,575	(1,443)
Gain (loss) on disposal of property, plant and equipment		480
Identifiable assets	28,822	16,792
Identifiable assets	28,822	16,792
Capital Expenditures	1,011	179
Operating Segments [Member] | Tubular [Member] | Material Sold Expense [Member]
Cost of Goods and Services Sold	34,792	31,222
Operating Segments [Member] | Tubular [Member] | Processing and Warehouse Expense [Member]
Cost of Goods and Services Sold	8,656	8,933
Operating Segments [Member] | Tubular [Member] | Delivery Expense [Member]
Cost of Goods and Services Sold	686	665
Operating Segments [Member] | Tubular [Member] | Commercial Expense [Member]
Cost of Goods and Services Sold	837	755
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Cost of Goods and Services Sold	15,363	9,115
Depreciation and amortization	213	118
Cost of Product and Service Sold	15,576	9,233
EARNINGS (LOSS) FROM OPERATIONS:	(15,576)	(9,233)
Gain (loss) on disposal of property, plant and equipment		0
Identifiable assets	6,460	5,140
Identifiable assets	6,460	5,140
Capital Expenditures	$ 0	$ 0